GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 62,510	$ 8,939	¥ 53,377	¥ 44,562
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	51,700		45,656	38,668
Other
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 10,810		¥ 7,721	¥ 5,894